Financial instruments - classification	6 Months Ended
Jun. 30, 2024
Financial instruments - classification
Financial instruments - classification

7. Financial instruments - classification

The following tables analyse financial assets and liabilities in accordance with the categories of financial instruments in IFRS 9.

				Amortised	Other
	MFVTPL	DFV	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	—	115,833	—	115,833
Trading assets	45,974	—	—	—	—	45,974
Derivatives (1)	67,514	—	—	—	—	67,514
Settlement balances	—	—	—	6,260	—	6,260
Loans to banks - amortised cost (2)	—	—	—	5,974	—	5,974
Loans to customers - amortised cost (3)	—	—	—	379,331	—	379,331
Other financial assets	716	5	27,954	23,929	—	52,604
Intangible assets	—	—	—	—	7,590	7,590
Other assets	—	—	—	—	8,266	8,266
Assets of disposal groups (4)	—	—	—	—	992	992
30 June 2024	114,204	5	27,954	531,327	16,848	690,338

Cash and balances at central banks	—	—	—	104,262	—	104,262
Trading assets	45,551	—	—	—	—	45,551
Derivatives (1)	78,904	—	—	—	—	78,904
Settlement balances	—	—	—	7,231	—	7,231
Loans to banks - amortised cost (2)	—	—	—	6,914	—	6,914
Loans to customers - amortised cost (3)	—	—	—	381,433	—	381,433
Other financial assets	703	5	28,699	21,695	—	51,102
Intangible assets	—	—	—	—	7,614	7,614
Other assets	—	—	—	—	8,760	8,760
Assets of disposal groups (4)	—	—	—	—	902	902
31 December 2023	125,158	5	28,699	521,535	17,276	692,673

For the notes to this table refer to the following page.

7. Financial instruments - classification continued

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (5)	—	—	25,626	—	25,626
Customer deposits	—	—	432,975	—	432,975
Settlement balances	—	—	7,142	—	7,142
Trading liabilities	54,167	—	—	—	54,167
Derivatives (1)	60,849	—	—	—	60,849
Other financial liabilities (6)	—	3,288	54,987	—	58,275
Subordinated liabilities	—	229	5,803	—	6,032
Notes in circulation	—	—	3,254	—	3,254
Other liabilities (7)	—	—	666	3,789	4,455
30 June 2024	115,016	3,517	530,453	3,789	652,775

Bank deposits (5)	—	—	22,190	—	22,190
Customer deposits	—	—	431,377	—	431,377
Settlement balances	—	—	6,645	—	6,645
Trading liabilities	53,636	—	—	—	53,636
Derivatives (1)	72,395	—	—	—	72,395
Other financial liabilities (6)	—	2,888	52,201	—	55,089
Subordinated liabilities	—	237	5,477	—	5,714
Notes in circulation	—	—	3,237	—	3,237
Other liabilities (7)	—	—	748	4,454	5,202
31 December 2023	126,031	3,125	521,875	4,454	655,485

(1)	Includes net hedging derivative assets of £103 million (31 December 2023 - £114 million) and net hedging derivative liabilities of £359 million (31 December 2023 - £270 million).
(2)	Includes items in the course of collection from other banks of £281 million (31 December 2023 - £255 million).
(3)	Includes finance lease receivables of £8,974 million (31 December 2023 - £8,731 million).
(4)	Includes £972 million (31 December 2023 - £841 million) of assets of disposal groups held at FVTPL. The portfolio is classified as level 3 in the fair value hierarchy.
(5)	Includes items in the course of transmission to other banks of £496 million (31 December 2023 - £92 million).
(6)	The carrying amount of other customer accounts designated at fair value through profit or loss is the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.
(7)	Includes lease liabilities of £610 million (31 December 2023 - £670 million), held at amortised cost.